PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution 2025 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 11 .7%
517,840  Schwab U.S. TIPS
ETF
$ 26,145,742
6 .2
347,955  Vanguard FTSE
Developed Markets
ETF
15,212,593
3 .6
145,136  Vanguard Long-Term
Treasury ETF
8,056,499
1 .9
Total Exchange-Traded
Funds
(Cost $50,057,424)
49,414,834
11 .7
MUTUAL FUNDS : 88 .3%
Affiliated Investment Companies : 88 .3%
1,826,340
(1)
Voya Global Bond
Fund - Class R6
12,638,273
3 .0
1,324,604
(1)
Voya High Yield Bond
Fund - Class R6
8,755,630
2 .1
10,684,993
(1)
Voya Intermediate
Bond Fund - Class R6
88,685,440
20 .9
1,415,235
(1)
Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
12,638,050
3 .0
1,796,149
(1)
Voya Multi-Manager
International Equity
Fund - Class I
16,380,877
3 .9
2,436,095
(1)
Voya Multi-Manager
International Factors
Fund - Class I
20,926,058
4 .9
724,870
(1)
Voya Multi-Manager
Mid Cap Value Fund
- Class I
6,277,374
1 .5
226,931
(1)
Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
12,658,210
3 .0
1,434,917
(1)
Voya Short Term Bond
Fund - Class R6
13,172,539
3 .1
120,514
(1)(2)
Voya Small Cap
Growth Fund - Class
R6
4,272,216
1 .0
321,660
(1)
Voya Small Company
Fund - Class R6
4,281,289
1 .0
2,182,327
(1)
Voya U.S. High
Dividend Low Volatility
Fund - Class R6
21,408,632
5 .0
4,041,724
(1)
Voya U.S. Stock Index
Portfolio - Class I
65,354,676
15 .4
3,273,584  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
28,905,745
6 .8
1,748,825  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
43,038,590
10 .2
669,662  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
6,201,072
1 .5
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
112,444  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 8,498,503
2 .0
374,093,174
88 .3
Total Mutual Funds
(Cost $418,740,178)
374,093,174
88 .3
Total Long-Term
Investments
(Cost $468,797,602)
423,508,008
100 .0
Total Investments in
Securities
(Cost $468,797,602) $ 423,508,008 100 .0
Assets in Excess of
Other Liabilities 63,858 0.0
Net Assets $ 423,571,866 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution 2025 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 49,414,834 $ — $ — $ 49,414,834
Mutual Funds 374,093,174 — — 374,093,174
Total Investments, at fair value $ 423,508,008 $ — $ — $ 423,508,008
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 14,086,632 $ 1,535,618 $ (3,062,864) $ 78,887 $ 12,638,273 $ 418,031 $ (716,615) $ —
Voya High Yield Bond Fund - Class
R6
— 9,938,972 (1,151,778) (31,564) 8,755,630 348,579 10,737 —
Voya Intermediate Bond Fund -
Class R6
104,660,874 22,235,340 (43,744,485) 5,533,711 88,685,440 2,802,102 (8,185,370) 449
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
18,873,461 4,971,573 (16,575,857) 5,368,873 12,638,050 — (4,650,436) —
Voya Multi-Manager International
Equity Fund - Class I
18,705,533 1,201,911 (4,212,394) 685,827 16,380,877 — 29,267 —
Voya Multi-Manager International
Factors Fund - Class I
23,449,866 950,776 (4,756,492) 1,281,908 20,926,058 — 293,759 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
6,805,283 799,660 (1,326,397) (1,172) 6,277,374 — (39,734) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 22,345,129 (11,046,218) 1,359,299 12,658,210 71,857 1,091,982 673,718
Voya Short Term Bond Fund -
Class R6
— 19,170,246 (5,823,329) (174,378) 13,172,539 295,044 (51,835) —
Voya Small Cap Growth Fund -
Class R6
4,515,504 683,783 (1,282,129) 355,058 4,272,216 15 21,269 —
Voya Small Company Fund - Class
R6
4,589,164 709,899 (1,261,921) 244,147 4,281,289 — (15,066) —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
23,019,586 2,519,479 (3,369,669) (760,764) 21,408,632 295,302 (73,052) —
Voya U.S. Stock Index Portfolio -
Class I
67,813,247 13,443,846 (18,293,964) 2,391,547 65,354,676 52,229 (107,710) 6,435,868
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
41,022,769 9,278,937 (24,447,404) 3,051,443 28,905,745 696,552 (4,276,769) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
45,953,836 5,162,839 (8,248,519) 170,434 43,038,590 40,361 (273,700) 4,384,873
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
6,755,896 538,185 (2,914,321) 1,821,312 6,201,072 136 (1,243,789) 9,349
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
13,321,766 885,910 (14,950,691) 9,241,518 8,498,503 — (6,124,128) 140,180
$ 393,573,417 $ 116,372,103 $ (166,468,432) $ 30,616,086 $ 374,093,174 $ 5,020,208 $ (24,311,190) $ 11,644,437
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Solution 2025 Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 3,718,208
Gross Unrealized Depreciation (49,007,802)
Net Unrealized Depreciation $ (45,289,594)